Prepayment, Net - Schedule of Prepayment (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Prepayment [Abstract]
Prepayment	$ 86,253	$ 95,804
Less: Allowance for bad debt	(86,253)	(88,105)	$ (97,691)
Totals		$ 7,699